Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Aug. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and deposits in banks		$ 100,680,063	$ 115,012,597	$ 80,770,127
Other financial assets		6,163,890	4,614,240
Loans and other financing		220,897,814	275,611,789
Other non-financial assets		1,085,336	1,515,894
TOTAL ASSETS		445,239,870	540,301,708
LIABILITIES
Deposits		262,865,354	366,049,491
Other financial liabilities		22,169,608	23,559,130
Issued corporate bonds		5,525,039	9,810,217
Subordinated Corporate Bonds		24,311,663	23,518,130
Other non-financial liabilities		10,124,489	9,045,017
TOTAL LIABILITIES		339,183,484	446,608,767
Interest income		151,566,640	120,214,259	86,464,572
Interest expense		(64,156,959)	(46,426,316)	(26,142,862)
Commissions income		19,441,433	22,000,691	22,786,131
Commissions expenses		(1,609,947)	(1,430,689)	(1,713,229)
Net loss from measurement of financial instruments at fair value		7,932,797	1,940,516	1,453,442
Other operating income	$ 2,866,235
Administrative expenses		(12,800,757)	(12,726,636)	(11,740,501)
Other Operating Expenses		(22,100,895)	(19,014,152)	(17,057,242)
Income / (loss)		20,650,647	(1,081,829)	9,133,465
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks		480	897
TOTAL ASSETS		480	897
LIABILITIES
Deposits		11	20
TOTAL LIABILITIES		11	20
Interest expense				(700)
Other operating income		4		5
Income / (loss)		4		(695)
Subsidiaries [member] | Macro securities SA [member]
ASSETS
Other financial assets		117,808	38,882
Other non-financial assets			127,953
TOTAL ASSETS		121,192	176,123
LIABILITIES
Deposits		900,662	416,602
Issued corporate bonds			17,277
TOTAL LIABILITIES		900,662	433,879
Interest income		9,549		5,170
Interest expense			(5,879)
Commissions income		558	732	621
Other operating income				1,751
Other Operating Expenses				(40,371)
Income / (loss)		10,107	(5,147)	(32,829)
Subsidiaries [member] | Macro Fondos SGFCISA [member]
LIABILITIES
Deposits		84,018	61,921
TOTAL LIABILITIES		84,018	61,921
Commissions income		190	181
Income / (loss)		190	181
Subsidiaries [member] | Overdrafts [member] | Macro securities SA [member]
ASSETS
Loans and other financing			9
Subsidiaries [member] | Credit card [member] | Macro securities SA [member]
ASSETS
Loans and other financing			440
Subsidiaries [member] | Leases [member] | Macro securities SA [member]
ASSETS
Loans and other financing		3,384	8,839
Associates [member]
ASSETS
Other financial assets			31,781
TOTAL ASSETS			31,781
LIABILITIES
Deposits		22,918	2,729,174
Other financial liabilities			155,725
TOTAL LIABILITIES		22,918	2,884,899
Interest expense		(3,573)	(348,087)	(346,285)
Commissions income		193	211	189
Other Operating Expenses			(2,340,988)	(1,713,900)
Income / (loss)		(3,380)	(2,688,864)	(2,059,996)
Key management personnel of entity or parent [member]
ASSETS
TOTAL ASSETS		763,147	121,107
LIABILITIES
Deposits		13,063,833	7,522,718
Other financial liabilities		91	48
TOTAL LIABILITIES		13,063,924	7,522,766
Interest income		75,069	4,544	8,994
Interest expense		(877,202)	(628,039)	(7,884)
Commissions income		55	37	54
Net loss from measurement of financial instruments at fair value		(39,903)
Other Operating Expenses			(4)
Income / (loss)		(841,981)	(623,458)	1,164
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing		665,412	5,392
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing		38,748	29,244
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing			2,135
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing		58,987	84,336
Other related parties [member]
ASSETS
TOTAL ASSETS		2,550,106	1,801,595
LIABILITIES
Deposits		1,321,487	1,514,701
Other financial liabilities		5,596	791
Subordinated Corporate Bonds			71,692
Other non-financial liabilities			183
TOTAL LIABILITIES		1,327,083	1,587,367
Interest income		225,895	120,644	197,908
Interest expense		(249,491)	(38,619)	(12,482)
Commissions income		5,478	10,508	12,820
Commissions expenses				(32)
Net loss from measurement of financial instruments at fair value		(208,507)
Other operating income		31
Administrative expenses		(39,422)	(18,058)	(33,326)
Other Operating Expenses		(102,737)	(48,340)	(59,621)
Income / (loss)		(368,753)	26,135	105,267
Other related parties [member] | Document [member]
ASSETS
Loans and other financing		550,433	510,253
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing		1,063,171	249,058
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing		23,565	79,106
Other related parties [member] | Leases [member]
ASSETS
Loans and other financing		6,850	2,164
Other related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing			547
Other related parties [member] | Other loans [member]
ASSETS
Loans and other financing		334,625	357,916
Other related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing		571,462	602,551
Related parties [member]
ASSETS
Cash and deposits in banks		480	897
Other financial assets		117,808	70,663
TOTAL ASSETS		3,434,925	2,131,503
LIABILITIES
Deposits		15,392,929	12,245,136
Other financial liabilities		5,687	156,564
Issued corporate bonds			17,277
Subordinated Corporate Bonds			71,692
Other non-financial liabilities			183
TOTAL LIABILITIES		15,398,616	12,490,852
Interest income		310,513	125,188	212,072
Interest expense		(1,130,266)	(1,020,624)	(367,351)
Commissions income		6,474	11,669	13,684
Commissions expenses				(32)
Net loss from measurement of financial instruments at fair value		(248,410)
Other operating income		35		1,756
Administrative expenses		(39,422)	(18,058)	(33,326)
Other Operating Expenses		(102,737)	(2,389,328)	(1,813,892)
Income / (loss)		(1,203,813)	(3,291,153)	$ (1,987,089)
Related parties [member] | Document [member]
ASSETS
Loans and other financing		550,433	510,253
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing		1,728,583	254,459
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing		62,313	108,790
Related parties [member] | Leases [member]
ASSETS
Loans and other financing		10,234	11,003
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing			2,135
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing		58,987	84,883
Related parties [member] | Other loans [member]
ASSETS
Loans and other financing		334,625	357,916
Related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing		$ 571,462	602,551
Related parties [member] | Other financial entities [member]
ASSETS
Other non-financial assets			$ 127,953